Fair Value Measurements - Reconciliation of Level 3 Investments, Liability (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 2,095	$ 9,583	$ 0	$ 3,513	$ 8,108	$ 8,108
Initial fair value of financial instrument			8,108			0
(Gains) losses recognized in earnings	(163)	(5,278)	0	(1,581)	(3,803)	(4,595)
Ending balance	$ 1,932	$ 4,305	$ 8,108	$ 1,932	$ 4,305	$ 3,513
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Loss on financial instruments, net			Loss on financial instruments, net
Repurchase Option
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance							$ (61,664)
(Gains) losses recognized in earnings							61,664
Ending balance							$ 0